Intangible Assets - Navios Partners (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 83,716	$ 83,716	$ 127,788
Accelerated amortization - Cost		(44,072)
Favorable lease terms - Accumulated amortization	(75,636)	(64,764)	(72,449)
Additions - Accumulated Amortization	(10,872)	(15,861)
Accelerated amortization - Accumulated Amortization		23,546
Favorable lease terms - Net Book Value	8,080	18,952	$ 55,339
Additions - Net Book Value	$ (10,872)	(15,861)
Accelerated amortization - Net Book Value		$ (20,526)